Warintza Project Financing - Schedule of Senior Loan Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Senior Loan Facility [Abstract]
Balance, start of year	$ 49,206	$ 29,363
Advances	15,000	15,000
Transaction Costs	(168)	(4)
Accrued Interest	2,367	4,746
Amortization of transaction cost	796	101
Foreign exchange and Other	56
Repayment	(67,257)
Balance, end of year		$ 49,206